Other investments (Tables)	9 Months Ended
Mar. 31, 2022
Other investments
Summary of financial assets measured at FVTPL

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Financial assets measured at FVTPL
- Investment in trust investment schemes	102,968	206,526
	102,968	206,526